UNIT-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 14,000,000	$ 19,000,000	$ 23,000,000
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Expiration period	10 years
Employee Stock Option | BPY Plan | Vesting in year 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Employee Stock Option | BPY Plan | Vesting in year 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	20.00%
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Number of other equity instruments outstanding in share-based payment arrangement	440,527	327,636		440,527	327,636
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $	$ 21.08	$ 20.89
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Number of other equity instruments outstanding in share-based payment arrangement	21,624	19,410		21,624	19,410
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | CAD				CAD 22.88	CAD 22.14
Deferred Share Units | Brookfield Office Properties (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,363,938	1,402,373		1,363,938	1,402,373